Sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016
Revenue, Major Customer [Line Items]
Sales	$ 30,266	$ 26,001	$ 55,608		$ 47,358
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales			12,979			[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales			8,397		9,667
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales				[1]	$ 6,382

[1]	Less than 10% of sales.